NATURE OF BUSINESS AND OPERATIONS (Details Narrative) - $ / shares		1 Months Ended
	Jun. 05, 2024	Sep. 18, 2023	Mar. 20, 2023	Jun. 09, 2024
Common stock shares acquired			5,000,000
Solutions and intellectual property exchange rate				$ 1.00
Stock Purchase Agreement [Member]
Restricted shares of common stock owned		72,944,965
Common stock shares acquired		48,944,965
Shares of common stock sold	72,944,965
Voting percentage	66.53%
Percentage of issued and outstanding shares		66.53%
JT Technologies LLC [Member]
Common stock restricted shares issued			5,000,000